UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Global Stock Fund
International Stock Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2007 (Unaudited)

Common Stocks--88.3%	Shares	Value ($)

Australia--1.7%
Woodside Petroleum	5,800	170,271
Bermuda--1.3%
Nabors Industries	4,300 a	128,828
Canada--1.7%
Suncor Energy	2,300	163,521
Finland--.9%
Nokia	4,200	91,635
France--6.6%
Cie Generale d'Optique Essilor International	1,100	125,515
L'Oreal	1,600	167,515
LVMH Moet Hennessy Louis Vuitton	1,500	166,175
Total	2,700	182,262
		641,467
Hong Kong--8.3%
China Mobile	9,000	83,628
CLP Holdings	25,000	183,664
CNOOC	226,000	182,519
Hong Kong & China Gas	84,000	183,843
Hutchison Whampoa	19,000	180,195
		813,849
Japan--34.6%
Advantest	2,700	126,415
AEON Mall	2,900	88,722
Astellas Pharma	3,500	153,518
Canon	2,900	158,571
Daikin Industries	5,100	182,320
Daito Trust Construction	2,500	121,276
Denso	3,500	136,362
Eisai	3,200	163,076
Fanuc	2,100	187,771
Hirose Electric	600	75,808
Honda Motor	3,600	134,477
Hoya Pentax HD Corp.	5,000	173,252
Keyence	400	94,215
Millea Holdings	4,200	157,245
Mitsubishi Estate	5,000	155,926
Mitsubishi UFJ Financial Group	14	172,745
Murata Manufacturing	1,800	130,522
Nitto Denko	2,600	132,939
Rohm	2,000	183,731
Secom	2,500	126,136
Shimamura	900	102,075
Shin-Etsu Chemical	2,200	137,959
Sony	2,500	130,361
Takeda Pharmaceutical	2,300	158,225
		3,383,647
Singapore--2.0%
DBS Group Holdings	13,000	192,989
Spain--1.4%
Inditex	2,400	139,688
Sweden--2.3%
Hennes & Mauritz, Cl. B	2,400	125,284
Telefonaktiebolaget LM Ericsson, Cl. B	27,000	96,212
		221,496

Switzerland--1.7%
Nestle	450	167,693
United Kingdom--8.4%
BG Group	12,000	163,074
GlaxoSmithKline	3,000	84,247
Kingfisher	26,000	128,413
Reckitt Benckiser	3,500	176,231
Rio Tinto	3,300	177,308
William Morrison Supermarkets	15,000	87,487
		816,760
United States--17.4%
Abbott Laboratories	3,200	174,784
Anadarko Petroleum	4,600	185,058
Automatic Data Processing	2,800	139,412
C.R. Bard	1,200	95,760
EOG Resources	2,600	176,124
Home Depot	2,100	83,160
Intel	4,100	81,385
Johnson & Johnson	2,200	138,710
Linear Technology	2,700	89,613
Medtronic	2,800	141,008
Schlumberger	2,000	125,600
SYSCO	4,200	138,432
Walgreen	2,900	129,659
		1,698,705
Total Common Stocks
(cost $8,638,647)		8,630,549

Other Investment--7.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $700,000)	700,000 [b]	700,000

Total Investments (cost $9,338,647)	95.5%	9,330,549
Cash and Receivables (Net)	4.5%	443,781
Net Assets	100.0%	9,774,330

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2007 (Unaudited)

Common Stocks--86.1%	Shares	Value ($)

Australia--2.2%
Woodside Petroleum	20,000	587,143
Canada--2.3%
Suncor Energy	8,700	618,538
Finland--1.3%
Nokia	15,500	338,178
France--7.5%
Cie Generale d'Optique Essilor International	4,400	502,058
L'Oreal	4,700	492,075
LVMH Moet Hennessy Louis Vuitton	4,400	487,446
Total	7,700	519,785
		2,001,364
Hong Kong--8.9%
China Mobile	27,000	250,883
CLP Holdings	68,000	499,565
CNOOC	770,000	621,858
Hong Kong & China Gas	230,000	503,379
Hutchison Whampoa	52,000	493,165
		2,368,850
Japan--40.6%
Advantest	7,500	351,151
AEON Mall	7,500	229,453
Astellas Pharma	11,000	482,485
Canon	9,400	513,991
Daikin Industries	14,200	507,636
Daito Trust Construction	10,500	509,360
Denso	9,800	381,813
Eisai	9,500	484,133
Fanuc	7,000	625,903
Hirose Electric	2,500	315,867
Honda Motor	10,000	373,547
Hoya Pentax HD Corp.	11,500	398,479
Keyence	2,100	494,629
Millea Holdings	13,500	505,430
Mitsubishi Estate	16,000	498,965
Mitsubishi UFJ Financial Group	41	505,895
Murata Manufacturing	5,200	377,063
Nitto Denko	7,100	363,026
NTT DoCoMo	165	302,599
Rohm	5,600	514,448
Secom	9,500	479,315
Shimamura	3,200	362,933
Shin-Etsu Chemical	7,500	470,315
Sony	5,500	286,795
Takeda Pharmaceutical	7,000	481,555
		10,816,786
Singapore--1.9%
DBS Group Holdings	34,000	504,741
Spain--1.4%
Inditex	6,500	378,321
Sweden--3.1%
Hennes & Mauritz, Cl. B	9,000	469,814
Telefonaktiebolaget LM Ericsson, Cl. B	102,000	363,469
		833,283
Switzerland--3.8%

Nestle	1,330	495,625
Novartis	9,000	501,231
		996,856
United Kingdom--13.1%
BG Group	38,000	516,401
BP	57,000	584,309
Centrica	68,000	499,767
GlaxoSmithKline	17,000	477,400
Kingfisher	75,000	370,422
Reckitt Benckiser	9,800	493,448
Rio Tinto	8,800	472,820
William Morrison Supermarkets	15,000	87,487
		3,502,054
Total Common Stocks
(cost $23,028,466)		22,946,114

Other Investment--7.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,000,000)	2,000,000 [a]	2,000,000

Total Investments (cost $25,028,466)	93.6%	24,946,114
Cash and Receivables (Net)	6.4%	1,714,910
Net Assets	100.0%	26,661,024

a Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)